Asset Retirement Obligations - Information Related to Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Beginning Balance	$ 200,831	$ 189,659	$ 180,662
Additions to asset retirement obligations	636	3,741	5,434
Accretion expense	2,647	11,046	10,871
Liabilities settled	(1,341)	(3,615)	(7,308)
Ending Balance	$ 202,773	$ 200,831	$ 189,659